Goodwill - Narrative (Details) - EUR (€) € in Millions				12 Months Ended		24 Months Ended
	Jul. 06, 2023	Jun. 09, 2022	Mar. 21, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Business plan, term				4 years
Business plan, cash flow, term				5 years
Telefónica Spain
Disclosure of detailed information about intangible assets [line items]
OIBDA margin estimate, term				3 years
Growth rate used to extrapolate cash flow projections (as a percent)				0.80%	0.80%	0.80%
Telefónica Spain | Minimum
Disclosure of detailed information about intangible assets [line items]
Long-term capital expenditure (CapEx) ratio (as a percent)				10.00%
Telefónica Spain | Minimum | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					(0.25%)
Telefónica Spain | Minimum | OIBDA Margin
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					(1.75%)
Telefónica Spain | Maximum
Disclosure of detailed information about intangible assets [line items]
Long-term capital expenditure (CapEx) ratio (as a percent)				12.00%
Telefónica Spain | Maximum | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					0.25%
Telefónica Spain | Maximum | OIBDA Margin
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					1.75%
Telefónica Spain | Forecast | Minimum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)						35.00%
Telefónica Spain | Forecast | Maximum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)						39.00%
Telefónica Germany
Disclosure of detailed information about intangible assets [line items]
OIBDA margin estimate, term				3 years
Growth rate used to extrapolate cash flow projections (as a percent)				1.00%	1.00%	1.00%
Telefónica Germany | Minimum
Disclosure of detailed information about intangible assets [line items]
Long-term capital expenditure (CapEx) ratio (as a percent)				11.00%
Telefónica Germany | Minimum | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					(0.25%)
Telefónica Germany | Minimum | OIBDA Margin
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					(1.50%)
Telefónica Germany | Maximum
Disclosure of detailed information about intangible assets [line items]
Long-term capital expenditure (CapEx) ratio (as a percent)				14.00%
Telefónica Germany | Maximum | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					0.25%
Telefónica Germany | Maximum | OIBDA Margin
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					1.50%
Telefónica Germany | Forecast | Minimum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)						26.00%
Telefónica Germany | Forecast | Maximum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)						31.00%
Telefónica Brazil
Disclosure of detailed information about intangible assets [line items]
OIBDA margin estimate, term				3 years
Reduction in growth rate used to extrapolate cash flow projections (as a percent)				0.50%
Growth rate used to extrapolate cash flow projections (as a percent)				4.00%	4.50%	4.00%
Telefónica Brazil | GDP Growth Rate
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)				5.50%		5.50%
Telefónica Brazil | Minimum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)				1.50%		1.50%
Telefónica Brazil | Minimum | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					(0.50%)
Telefónica Brazil | Minimum | OIBDA Margin
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					(2.25%)
Telefónica Brazil | Maximum
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)				4.50%		4.50%
Telefónica Brazil | Maximum | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					0.50%
Telefónica Brazil | Maximum | OIBDA Margin
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)					2.25%
Telefónica Brazil | Forecast | Minimum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)						37.00%
Long-term capital expenditure (CapEx) ratio (as a percent)				14.00%
Telefónica Brazil | Forecast | Maximum
Disclosure of detailed information about intangible assets [line items]
OIBDA margin (as a percent)						45.00%
Long-term capital expenditure (CapEx) ratio (as a percent)				19.00%
Goodwill (Note 7)
Disclosure of detailed information about intangible assets [line items]
Write-offs				€ 58	€ 0
Additions				16	1,152
Goodwill (Note 7) | Telefónica Spain | Operating segments
Disclosure of detailed information about intangible assets [line items]
Write-offs				0	0
Additions				0	0
Goodwill (Note 7) | Telefónica Germany | Operating segments
Disclosure of detailed information about intangible assets [line items]
Write-offs				0	0
Additions				0	0
Goodwill (Note 7) | Telefónica Brazil | Operating segments
Disclosure of detailed information about intangible assets [line items]
Write-offs				0	0
Additions				5	695
Goodwill (Note 7) | Telefónica Hispam | Operating segments
Disclosure of detailed information about intangible assets [line items]
Write-offs				58	0
Additions				0	€ 0
Goodwill (Note 7) | Telefónica Hispam | Operating segments | Ecuador
Disclosure of detailed information about intangible assets [line items]
Write-offs				€ (58)
Incremental
Disclosure of detailed information about intangible assets [line items]
Percentage of voting equity interests acquired		100.00%
Incremental | Goodwill (Note 7)
Disclosure of detailed information about intangible assets [line items]
Additions			€ 170
BE-terna
Disclosure of detailed information about intangible assets [line items]
Percentage of voting equity interests acquired		100.00%
BE-terna | Goodwill (Note 7)
Disclosure of detailed information about intangible assets [line items]
Additions		€ 279
Telefónica Ecuador
Disclosure of detailed information about intangible assets [line items]
Growth rate used to extrapolate cash flow projections (as a percent)				2.00%		2.00%
Weighted average cost of capital (as a percent)				16.00%
Telefónica Ecuador | Weighted Average Cost of Capital (WACC)
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)				15000.00%		15000.00%
Changes in key assumption rate, estimated additional impairment of goodwill				€ 34
Telefónica Ecuador | Perpetuity growth rates
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)				(0.25%)		(0.25%)
Changes in key assumption rate, estimated additional impairment of goodwill				€ 4
Telefónica Ecuador | OIBDA Margin
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)				(1.75%)		(1.75%)
Changes in key assumption rate, estimated additional impairment of goodwill				€ 25
Telefónica Ecuador | Investment/Sales Ratio
Disclosure of detailed information about intangible assets [line items]
Change in key assumption rate (as a percent)				0.90%		0.90%
Changes in key assumption rate, estimated additional impairment of goodwill				€ 16
Telefónica Hispam | Pangea
Disclosure of detailed information about intangible assets [line items]
Proportion of ownership interest (as a percent)	36.00%
Telefónica Hispam | Affiliate Of Kohlberg Kravis Roberts
Disclosure of detailed information about intangible assets [line items]
Percentage of voting equity interests acquired	54.00%
Telefónica Hispam | Entel Perú
Disclosure of detailed information about intangible assets [line items]
Percentage of voting equity interests acquired	10.00%